UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Par-Four Investment Management, LLC

Address:  50 Tice Boulevard
          Woodcliff Lake, New Jersey 07677

13F File Number: 028-12818

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ed Labrenz
Title:  Chief Financial Officer
Phone:  (201) 573-7512


Signature, Place and Date of Signing:

/s/  Ed Labrenz                Woodcliff Lake, NJ            November 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  44

Form 13F Information Table Value Total: $63,699
                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.  Form 13F File Number     Name

1    028-05431                Sunrise Partners Limited Partnership


                                                     FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COL 7          COLUMN 8

                              TITLE OF                   VALUE      SHRS OR SH/ PUT/   INVESTMENT  OTHR       VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP                 PRN AMT PRN CALL   DISCRETION  MGRS   SOLE       SHARED    NONE

AGRIUM INC                    COM             008916108   2,103     37,500  SH  CALL    DEFINED     01                     0
AGRIUM INC                    COM             008916108   2,103     37,500  SH  CALL      SOLE                  0
ARMSTRONG WORLD INDS INC NEW  COM             04247X102     266      9,210  SH          DEFINED     01                 9,210
ARMSTRONG WORLD INDS INC NEW  COM             04247X102     312     10,790  SH            SOLE             10,790
ASSOCIATED BANC CORP          COM             045487105     219     11,000  SH          DEFINED     01                11,000
ASSOCIATED BANC CORP          COM             045487105     219     11,000  SH            SOLE             11,000
BELO CORP                     COM SER A       080555105     250     42,000  SH          DEFINED     01                42,000
BELO CORP                     COM SER A       080555105     250     42,000  SH            SOLE             42,000
CALPINE CORP                  COM NEW         131347304     325     25,000  SH   PUT    DEFINED     01                     0
CALPINE CORP                  COM NEW         131347304     325     25,000  SH   PUT      SOLE                  0
CENTERPLATE INC               UNIT 99/99/9999 15200E204   1,903    634,200  SH          DEFINED     01               634,200
CENTERPLATE INC               UNIT 99/99/9999 15200E204     527    175,800  SH            SOLE            175,800
CITIGROUP INC                 COM             172967101     205     10,000  SH   PUT    DEFINED     01                     0
CITIGROUP INC                 COM             172967101     205     10,000  SH   PUT      SOLE                  0
COMCAST CORP NEW              CL A            20030N101     191      9,750  SH          DEFINED     01                 9,750
COMCAST CORP NEW              CL A            20030N101     191      9,750  SH            SOLE              9,750
COMERICA INC                  COM             200340107     393     12,000  SH          DEFINED     01                12,000
COMERICA INC                  COM             200340107     393     12,000  SH            SOLE             12,000
DELTA AIR LINES INC DEL       COM NEW         247361702      67      8,978  SH          DEFINED     01                 8,978
DELTA AIR LINES INC DEL       COM NEW         247361702      67      8,979  SH            SOLE              8,979
DOMTAR CORP                   COM             257559104     265     57,500  SH          DEFINED     01                57,500
DOMTAR CORP                   COM             257559104     265     57,500  SH            SOLE             57,500
DORAL FINL CORP               COM NEW         25811P886     115     10,500  SH          DEFINED     01                10,500
DORAL FINL CORP               COM NEW         25811P886     115     10,500  SH            SOLE             10,500
FIRST HORIZON NATL CORP       COM             320517105     178     18,989  SH          DEFINED     01                18,989
FIRST HORIZON NATL CORP       COM             320517105     178     18,989  SH            SOLE             18,989
ISHARES TR                    RUSSELL 2000    464287655   8,125    118,800  SH   PUT    DEFINED     01                     0
ISHARES TR                    RUSSELL 2000    464287655   8,118    118,700  SH   PUT      SOLE                  0
LA Z BOY INC                  COM             505336107     163     17,500  SH          DEFINED     01                17,500
LA Z BOY INC                  COM             505336107     163     17,500  SH            SOLE             17,500
MARSHALL & ILSLEY CORP NEW    COM             571837103     242     12,000  SH          DEFINED     01                12,000
MARSHALL & ILSLEY CORP NEW    COM             571837103     242     12,000  SH            SOLE             12,000
RITE AID CORP                 COM             767754104      41     50,000  SH          DEFINED     01                50,000
RITE AID CORP                 COM             767754104      41     50,000  SH            SOLE             50,000
SPDR TR                       UNIT SER 1      78462F103  16,529    142,500  SH   PUT    DEFINED     01                     0
SPDR TR                       UNIT SER 1      78462F103  16,529    142,500  SH   PUT      SOLE                  0
SIRIUS XM RADIO INC           COM             82967N108     187    327,980  SH  CALL    DEFINED     01                     0
SIRIUS XM RADIO INC           COM             82967N108     187    327,520  SH  CALL      SOLE                  0
SPANISH BROADCASTING SYS INC  CL A            846425882      39    101,600  SH          DEFINED     01               101,600
SPANISH BROADCASTING SYS INC  CL A            846425882      39    101,600  SH            SOLE            101,600
SYNOVUS FINL CORP             COM             87161C105     207     20,000  SH          DEFINED     01                20,000
SYNOVUS FINL CORP             COM             87161C105     207     20,000  SH            SOLE             20,000
TOLL BROTHERS INC             COM             889478103     505     20,000  SH   PUT    DEFINED     01                     0
TOLL BROTHERS INC             COM             889478103     505     20,000  SH   PUT      SOLE                  0


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